Deposits (Time Deposits By Maturity Date) (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Time Deposits, Total	$ 204,235	$ 182,595	$ 160,849
Time Deposits Less Than $250,000 [Member]
Maturing in 2017		64,993
Maturing in 2018		35,238
Maturing in 2019		20,094
Maturing in 2020		20,997
Maturing in 2021		13,953
Maturing thereafter		738
Time Deposits, Total		156,013
Time Deposits $250,000 or More [Member]
Maturing in 2017		16,760
Maturing in 2018		5,360
Maturing in 2019		3,209
Maturing in 2020		950
Maturing in 2021		303
Maturing thereafter		0
Time Deposits, Total		$ 26,582